Business Segment Information (Tables)	12 Months Ended
Aug. 31, 2018
Business Segment Information [Abstract]
Information On Operations By Segment

	2018	2017
	$	$
Revenue
Wireline	4,292	4,280
Wireless
Service	595	482
Equipment	356	123
	951	605
	5,243	4,885
Intersegment eliminations	(4)	(3)
	5,239	4,882
Operating income before restructuring costs and amortization
Wireline	1,913	1,864
Wireless	176	133
	2,089	1,997
Restructuring costs(1)	(446)	(54)
Amortization(1)	(1,012)	(944)
Operating income	631	999
Interest(1)
Operating	247	265
Other/non-operating	1	2
	248	267
Current taxes(1)
Operating	166	174
Other/non-operating	(29)	(32)
	137	142

(1)	The Company does not report restructuring costs, amortization, interest or cash taxes on a segmented basis.

Capital Expenditures

	2018	2017
	$	$
Capital expenditures accrual basis
Wireline	970	890
Wireless	343	255
	1,313	1,145
Equipment costs (net of revenue)
Wireline	54	80
Capital expenditures and equipment costs (net)
Wireline	1,024	970
Wireless	343	255
	1,367	1,225
Reconciliation to Consolidated Statements of Cash Flows
Additions to property, plant and equipment	1,127	999
Additions to equipment costs (net)	49	73
Additions to other intangibles	131	111
Total of capital expenditures and equipment costs (net) per Consolidated Statements of Cash Flows	1,307	1,183
Increase in working capital and other liabilities related to capital expenditures	65	35
Decrease in customer equipment financing receivables	4	7
Less: Proceeds on disposal of property, plant and equipment	(9)	–
Total capital expenditures and equipment costs (net) reported by segments	1,367	1,225